Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of income tax (expense) benefit

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Current tax expense	--	--	(2)
Deferred tax (expense) benefit	(11)	(80)	--
Total	(11)	(80)	(2)

Sources of deferred tax assets and liabilities

	December 31,
	2018		2017
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	1	(18)	6	(88)
Other receivables and current assets	959	(62)	26	(84)
Inventories	22	(10)	71	(4)
Property, Plant & Equipment	329	(85)	527	(374)
Non-current other assets	--	--	110	--
Current deferred income	--	--	1	--
Trade liabilities	231	--	22	--
Current financial liabilities	209	--	126	--
Current financial assets	3	(624)	12	(98)
Other current liabilities and provisions	204	(729)	73	--
Contract liabilities	17	(141)	--	--
Non-current deferred income	--	--	1,076	--
Non-current financial liabilities	--	(76)	--	(42)
Non-current financial assets	--	--	3	--
Non-current liabilities and provisions	--	--	--	(1,020)
Intangible assets	--	(1)	--	(1)
Tax losses carried forward	113	--	97	--
Valuation allowance	(418)	--	(505)	--
Tax assets (liabilities)	1,670	(1,746)	1,645	(1,711)
Set off of tax	(1,670)	1,670	(1,645)	1,645
Net tax	0	(76)	0	(66)

Reconciliation of income tax benefit (expense)

	Year Ended December 31,
	2018	2017 (1)	2016
	(€ in thousands)
Loss before tax	(8,753)	(8,474)	(11,311)
Tax expense at prevailing statutory rate (28%)	2,451	2,373	3,167
Non-deductible expenses	(196)	(326)	(170)
Non-taxable income	242	266	116
Tax-rate related differences	(128)	(139)	(128)
Unrecognized temporary differences and tax losses	(2,380)	(2,254)	(2,987)
Income tax expense	(11)	(80)	(2)